Additional Information — Condensed Financial Statements of the Parent Company (Details) - Schedule of Condensed Statements of Operations and Comprehensive Loss - Parent Company [Member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
General and administrative expenses	¥ (14,272)	¥ (13,787)	¥ (15,135)
Total operating expense	(14,272)	(13,787)	(15,135)
Other expense
Interest income from VIE	1,790	1,692	971
Share of loss of subsidiaries, VIE and subsidiaries of VIE	(149,974)	(77,878)	(131,142)
Others, net	3,024	(1,049)	(1,152)
Loss before income tax	(159,432)	(91,022)	(146,458)
Income tax expense	(158)		(3)
Net loss	(159,590)	(91,022)	(146,461)
Accretions to preferred shares redemption value	(762,169)	(188,271)	101,467
Net loss attributable to Cheche’s ordinary shareholders	(921,759)	(279,293)	(44,994)
Net loss	(159,590)	(91,022)	(146,461)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	1,621	8,207	(10,278)
Fair value changes of amounts due to related party due to own credit risk	(405)	(476)	1,590
Total comprehensive loss	(158,374)	(83,291)	(155,149)
Accretions to preferred shares redemption value	(762,169)	(188,271)	101,467
Total comprehensive loss to Cheche’s ordinary shareholders	¥ (920,543)	¥ (271,562)	¥ (53,682)